COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period maximum	2089
Capital expenditure commitments	$ 3,700	$ 2,800
2024
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	2,100
2025
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	1,173
2026 to 2028
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	488
Thereafter
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	$ 3